Expense Example, No Redemption - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth & Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth & Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 659
3 Years	837
5 Years	1,029
10 Years	1,586
Fidelity Advisor Growth & Income Fund - Class C
Expense Example, No Redemption:
1 Year	166
3 Years	514
5 Years	887
10 Years	1,730
Fidelity Advisor Growth & Income Fund - Class M
Expense Example, No Redemption:
1 Year	459
3 Years	691
5 Years	940
10 Years	1,654
Fidelity Advisor Growth & Income Fund - Class I
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	786
Fidelity Advisor Growth & Income Fund - Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616